Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Earnings Per Share
8.	EARNINGS PER SHARE

	Six months ended 30 June
	2019	2018
	(Unaudited)	(Unaudited)
Earnings:
Profit for the purposes of basic and diluted earnings per share calculation	30,253	25,477

Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984
Effect of dilutive potential ordinary shares under the share option schemes	6,076,404	7,554,433

Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,653,532,388	44,655,010,417

Earnings per share
– Basic (RMB Yuan)	0.68	0.57

– Diluted (RMB Yuan)	0.68	0.57